Summary of Stock Option Activity and Related Information (Detail) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Number of Options Shares
Outstanding at beginning period	258	579
Options forfeited		(257)
Options exercised	(258)	(64)
Outstanding at ending period		258
Options vested and expected to vest after ending period		258
Weighted Average Exercise Price
Outstanding at beginning period	$ 1.47	$ 1.47
Options forfeited		1.47
Options exercised	$ 1.47	1.47
Outstanding at ending period		1.47
Options vested and expected to vest after ending period		$ 1.47
Outstanding at ending period		3 months
Options vested and expected to vest after ending period		3 months